Contingencies and commitment (Details 1) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 110,726	$ 177,684
2024	104,174	120,874
2025	142,057	113,777
2026	142,057	154,809
2027 and thereafter	284,114
Total undiscounted cash flows	783,128	1,004,693
Less: imputed interest	(107,481)	156,308
Present value of lease liabilities	675,647
2027 and thereafter		437,549
Less: imputed interest	$ 107,481	(156,308)
Present value of lease liabilities		$ 848,385